Subsequent events - Additional Information (Detail) - Events After Reporting Period [Member] $ in Millions	1 Months Ended
Jul. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of Options	536,412
Maximum value of securities can be offered under non convertible investment grade securities	$ 125